Income Taxes (Details) - Schedule of reconciliation of tax computed by applying the statutory income tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%